Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]	Compensation expense of key management personnel in € m. 2022 2021 2020 Short-term employee benefits 37 36 30 Post-employment benefits 5 7 7 Other long-term benefits 15 10 2 Termination benefits 2 6 0 Share-based payment 17 15 8 Total 76 74 47
Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Loans in € m. 2022 2021 Loans outstanding, beginning of year 153 214 Net movement in loans during the period (34) 159 Changes in the group of consolidated companies 0 0 Exchange rate changes/other1 0 (221) Loans outstanding, end of year1,2 119 153 Other credit risk related transactions: Allowance for loan losses 0 0 Provision for loan losses 0 0 Guarantees and commitments 5 28 1 Prior years' comparatives aligned to presentation in the current year. 2. Loans past due were € 0 million as of December 31, 2022 and € 0 million as of December 31, 2021. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2022 and December 31, 2021, respectively.
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]	Deposits in € m. 2022 2021 Deposits outstanding, beginning of year 63 49 Net movement in deposits during the period (32) 14 Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits outstanding, end of year 31 63
Summary of Transactions with Related Party Pension Plans [text block table]	Transactions with related party pension plans in € m. 2022 2021 Equity shares issued by the Group held in plan assets 0 23 Other assets 5 17 Fees paid from plan assets to asset managers of the Group 20 22 Market value of derivatives with a counterparty of the Group 1,389 765 Notional amount of derivatives with a counterparty of the Group 12,888 12,309